MINERAL PROPERTIES (Tables)	12 Months Ended
Aug. 31, 2023
Disclosure of exploration and evaluation assets [Abstract]
Disclosure of detailed information about total capitalized costs for Waterberg Project [Table Text Block]

Balance August 31, 2021	$43,953
Additions	2,968
Write-off costs associated with prospecting right closures	(223)
Foreign currency translation adjustment	(6,325)
Balance August 31, 2022	$40,373
Additions	4,900
Foreign currency translation adjustment	(3,659)
Balance August 31, 2023	$41,614